Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
MIR Stock Price				$ 10.00
Expected volatility(1)		55.70%	25.10%
Risk-free interest rate(2)		0.20%	2.70%
Dividend yield		0.00%	0.00%
Expected term (in years) (4)		3 years	2 years
Fair value (in dollars per share)		$ 0.37	$ 0.16
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
MIR Stock Price	$ 10.70
Expected volatility(1)	41.12%
Risk-free interest rate(2)	0.98%
Dividend yield	0.00%
Fair value (in dollars per share)	$ 7.91
Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of equity (1)	8.50%
Expected volatility(1)	30.00%
Risk-free interest rate(2)	0.10%
Expected term (in years) (4)	5 years
Fair value (in dollars per share)	$ 6.90